Leases	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Leases

Note 10: —Leases

The Company leases office spaces under non-cancelable operating lease agreements in Israel and the U.S. that expire through October 2026. The operating lease for the Company’s office space in Israel expired in December 2021 and contains a five-year renewal option, which the Company utilizes. The Company subleases a portion of its Israel office space.

The components of operating lease cost recorded under operating expenses for the year ended December 31, 2021 and 2020 were as follows:

	December 31,
	2021	2020
Fixed cost and variable cost that depend on an index	$3,258	$3,192
Short term lease cost	136	277
Sublease income	(705)	(792)
	$2,689	$2,677

The Company’s net rent expenses prior to the adoption of the new lease guidance were $2,373 for the year ended December 31, 2019. Sublease income was $931 for the year ended December 31, 2019.

Weighted average remaining lease term as of December 31, 2021	4.63 years

Weighted average discount rate	2.33%

The minimum lease payments for the Company’s ROU assets over the remaining lease periods as of December 31, 2021, were as follows:

2022	$3,437
2023	3,118
2024	2,575
2025	2,575
2026 and after	2,575
Total undiscounted lease payments	14,280
Less: imputed interest	(742)
Present value of lease liabilities	$13,538